Summary of Significant Accounting Policies Level 4 Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Finished goods and work in process	$ 316,605	$ 267,115	$ 223,605
Logs	29,517	37,273	41,243
Other raw materials and supplies	22,228	21,418	19,130
Inventories	$ 368,350	$ 325,806	$ 283,978